Fair Value Measurements And Derivative Instruments (Narrative) (Details) (USD $)	12 Months Ended								3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Foreign Currency Derivatives [Member]	Dec. 31, 2012 Foreign Currency Derivatives [Member]	Dec. 31, 2011 Foreign Currency Derivatives [Member]	Mar. 31, 2013 Commodity Derivative Contracts [Member] Refined Oil Products [Member]	Dec. 31, 2012 Commodity Derivative Contracts [Member] Refined Oil Products [Member]	Mar. 31, 2013 Minimum [Member] Foreign Currency Derivatives [Member]	Dec. 31, 2012 Minimum [Member] Foreign Currency Derivatives [Member]	Mar. 31, 2013 Minimum [Member] Commodity Derivative Contracts [Member]	Dec. 31, 2012 Minimum [Member] Commodity Derivative Contracts [Member]	Mar. 31, 2013 Maximum [Member] Foreign Currency Derivatives [Member]	Dec. 31, 2012 Maximum [Member] Foreign Currency Derivatives [Member]	Mar. 31, 2013 Maximum [Member] Commodity Derivative Contracts [Member]	Dec. 31, 2012 Maximum [Member] Commodity Derivative Contracts [Member]	Dec. 31, 2011 Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair value of long-term debt	$ 546,300,000		$ 563,700,000														$ 387,600,000
Loan balance, net of unamortized discount	535,709,000	387,624,000	551,886,000
Unrealized gain on foreign currency derivatives		2,400,000
Unrealized loss on foreign currency derivatives	1,300,000
Commodity derivative contracts, unrealized gain	0	500,000
Notional amounts of foreign currency derivatives				255,000,000	183,700,000	131,900,000
Derivative maturities									April 2013	January 2013	April 2013	January 2013	December 2013	December 2013	June 2013	March 2013
Outstanding derivative swap contracts							$ 28,500,000	$ 31,900,000